Form N-1A Cover	Nov. 25, 2025
Prospectus [Line Items]
Document Type	497
Amendment Flag	false
Registrant Name	TEXAS CAPITAL FUNDS TRUST
Document Creation Date	Nov. 25, 2025
Document Effective Date	Nov. 25, 2025
Entity Central Index Key	0001972459
Entity Investment Company Type	N-1A
Document Period End Date	Nov. 25, 2025
Prospectus Date	Nov. 25, 2025